Supplement dated May 10, 2018, to the following prospectus, as previously amended or supplemented:

American Beacon Sound Point Floating Rate Income Fund
Prospectus dated December 29, 2017

The Prospectus is supplemented as follows:

In the "Fund Summary-Fund Performance" section, the bar chart is deleted and replaced with the following:

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE